47078 10/98

Prospectus Supplement
dated October 5, 1998 to:
PUTNAM HIGH YIELD TRUST (THE "FUND")
Prospectuses dated December 30, 1997

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The  following  officers  of Putnam Investment  Management,  Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                   Business experience
                     Year          (at least 5 years)
                    -----          -------------------------

Jennifer  E.  Leichter 1995        Employed as an investment professional
Managing Director                  by Putnam Management since 1987.

Robert  M.  Paine       1998       Employed as an investment professional
Senior Vice President              by Putnam Management since 1987.

Rosemary H. Thomsen     1996       Employed as an investment professional
Senior Vice President              by Putnam  Management since 1986   .